Fair Value (Tables)	6 Months Ended
Dec. 31, 2024
Fair Value [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes	$-	$-	$40,630,756	$40,630,756
Financial liability convertible to equity	-	-	3,200,000	3,200,000
	$-	$-	$43,830,756	$43,830,756